Expense Example - SMALL CAP EQUITY FUND	May 01, 2021 USD ($)
Institutional
Expense Example:
1 Year	$ 102
3 Years	318
5 Years	552
10 Years	1,225
Investor
Expense Example:
1 Year	128
3 Years	400
5 Years	692
10 Years	$ 1,523